Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit / (Loss) for the year	$ 11,749		$ 3,739		$ (4,351)
- Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(15,264)		39,496		(178,146)
Cash flow hedge, net of tax (Note 2)	12,608	[1]	100,615	[2]	(94,851)	[3]
Other comprehensive (loss) / income for the year	(2,656)		140,111		(272,997)
Total comprehensive income / (loss) for the year	9,093		143,850		(277,348)
Attributable to:
Equity holders of the parent	8,399		143,603		(275,077)
Non-controlling interest	$ 694		$ 247		$ (2,271)

[1]	Net of 8,715 of income tax.
[2]	Net of (52,282) of income tax.
[3]	Net of 49,106 of income tax.